UNITED STATES
                             SECURITIES AND EXCHANGE COMMISSION
                                  Washington, D.C. 20549

                                           Form 13F

                                     FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2007

Check here if Amendment [ ]; Amendment Number:
                                               --------------
     This Amendment (Check only one.):   [ ] is a restatement.
                                         [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:  OMERS Administration Corporation
       One University Avenue
       Suite 700
       Toronto, Ontario
       M5J 2P1
       Canada

Form 13F File Number: 028-12070

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:  Jenny Tsouvalis
Title: Vice-President, Investment Operations and Applications
Phone: (416) 947-7201

Signature, Place, and Date of Signing:

"Jenny Tsouvalis"          Toronto, ON Canada         February 13, 2008
--------------------       --------------------       --------------------
[Signature]                [City, State]              [Date]

Report Type:

[ ]  13F HOLDINGS REPORT.

[ ]  13F NOTICE.

[x]  13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

No.     Form 13F File Number          Name
6201    28-06174                      Franklin Templeton Int'l
6207    28-04731                      Schroder Asset Mgmt Pacific Rim portfolio
6219    28-06174                      Franklin Templeton Emerging Market
6226    28-04134                      J.P. Morgan Investment Mgmt Inc.
6228    28-03946                      Barclays Global Investors Canada Ltd.
6229    28-05990                      Acadian Asset Mgmt Inc.
6230    28-03743                      Marathon Asset Mgmt Ltd.
6231    28-01222                      Tweedy Browne Co. LLC
6232    28-06518                      First State Investments
6251    28-06854                      Relational Investor LLC

                                 FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
                                        ----------------------------------------

Form 13F Information Table Entry Total: 85
                                        ----------------------------------------

Form 13F Information Table Value Total: US $ 8,073,919
                                        ----------------------------------------
                                        (thousands)

List of Other Included Managers:

None

                 FORM 13F INFORMATION TABLE: OMERS as at December 31, 2007

                 Col 1                       Col 2        Col 3     Col 4            Col 5       Col 6   Col 7       Col 8
                                                                                                               Voting Authority
Name of Issuer                           Title          Cusip     US$        Shrs or    Sh/ Put/ Invest. Other Sole       Sha- None
                                         of Class                 Value      Prn Amt    Prn Call Discr-  Man-             red
					                          (x$1000)                       etion   agers
ABB LTD SPONSORED ADR                    ADR            000375204     8,640     300,000 SH       SOLE             300,000 0    0
AGNICO EAGLE MINES LTD COM               COM            008474108   131,618   2,386,966 SH       SOLE           2,386,966 0    0
AGRIUM INC COM                           COM            008916108    63,099     868,913 SH       SOLE             868,913 0    0
ALCOA INC COM                            COM            013817101    12,793     350,000 SH       SOLE             350,000 0    0
AXCAN PHARMA INC COM                     COM            054923107     1,041      45,281 SH       SOLE              45,281 0    0
BANK MONTREAL QUE COM                    COM            063671101   124,098   2,174,279 SH       SOLE           2,174,279 0    0
BANK NOVA SCOTIA HALIFAX COM             COM            064149107   362,993   7,125,129 SH       SOLE           7,125,129 0    0
BARRICK GOLD CORP COM                    COM            067901108   172,707   4,079,727 SH       SOLE           4,079,727 0    0
BCE INC COM NEW                          COM NEW        05534B760   237,335   5,907,573 SH       SOLE           5,907,573 0    0
BIOVAIL CORP COM                         COM            09067J109    12,432     918,358 SH       SOLE             918,358 0    0
BROOKFIELD ASSET MGMT INC CL A LTD VT SH CL A LTD VT SH 112585104   168,154   4,681,462 SH       SOLE           4,681,462 0    0
BROOKFIELD PPTYS CORP COM                COM            112900105    11,047     567,275 SH       SOLE             567,275 0    0
CAE INC COM                              COM            124765108    79,424   5,889,314 SH       SOLE           5,889,314 0    0
CAMECO CORP COM                          COM            13321L108   192,458   4,800,219 SH       SOLE           4,800,219 0    0
CANADIAN NAT RES LTD COM                 COM            136385101   223,276   3,036,097 SH       SOLE           3,036,097 0    0
CANADIAN NATL RY CO COM                  COM            136375102   229,335   4,851,863 SH       SOLE           4,851,863 0    0
CANADIAN PAC RY LTD COM                  COM            13645T100    38,554     592,503 SH       SOLE             592,503 0    0
CARDIOME PHARMA CORP COM NEW             COM NEW        14159U202     2,605     288,600 SH       SOLE             288,600 0    0
CDN IMPERIAL BK OF COMMERCE COM          COM            136069101   189,510   2,651,090 SH       SOLE           2,651,090 0    0
CHC HELICOPTER CORP CL A SUB VTG         CL A SUB VTG   12541C203     2,954     115,600 SH       SOLE             115,600 0    0
CISCO SYS INC COM                        COM            17275R102    36,545   1,350,000 SH       SOLE           1,350,000 0    0
COGNOS INC COM                           COM            19244C109    17,808     307,684 SH       SOLE             307,684 0    0
COMPANHIA VALE DO RIO DOCE SPONSORED ADR ADR            204412209    16,335     500,000 SH       SOLE             500,000 0    0
CORUS ENTERTAINMENT INC COM CL B NON VTG CL B NON VTG   220874101     2,014      41,142 SH       SOLE              41,142 0    0
DESCARTES SYS GROUP INC COM              COM            249906108     1,475     350,000 SH       SOLE             350,000 0    0
DRAXIS HEALTH INC COM                    COM            26150J101     1,258     305,000 SH       SOLE             305,000 0    0
ELDORADO GOLD CORP NEW COM               COM            284902103    10,874   1,840,900 SH       SOLE           1,840,900 0    0
ENBRIDGE INC COM                         COM            29250N105    63,321   1,561,950 SH       SOLE           1,561,950 0    0
ENCANA CORP COM                          COM            292505104   411,070   6,010,383 SH       SOLE           6,010,383 0    0
ENERPLUS RES FD UNIT TR G NEW            UNIT TR G NEW  29274D604       518      12,813 SH       SOLE              12,813 0    0
FAIRFAX FINL HLDGS LTD SUB VTG           SUB VTG        303901102    10,536      36,231 SH       SOLE              36,231 0    0
FIRSTSERVICE CORP SUB VTG SH             SUB VTG SH     33761N109     1,062      34,576 SH       SOLE              34,576 0    0
FORDING CDN COAL TR TR UNIT              TR UNIT        345425102    37,081     953,547 SH       SOLE             953,547 0    0
FREEPORT-MCMORAN COPPER & GO COM         COM            35671D857    17,927     175,000 SH       SOLE             175,000 0    0
GERDAU AMERISTEEL CORP COM               COM            37373P105     4,827     337,600 SH       SOLE             337,600 0    0
GILDAN ACTIVEWEAR INC COM                COM            375916103   148,142   3,571,260 SH       SOLE           3,571,260 0    0
GOLDCORP INC NEW *W EXP 06/09/201        WARRANT        380956177       551      54,400 SH       SOLE              54,400 0    0
GOLDCORP INC NEW COM                     COM            380956409   240,847   7,032,580 SH       SOLE           7,032,580 0    0
GOLDEN STAR RES LTD CDA COM              COM            38119T104       491     152,400 SH       SOLE             152,400 0    0
GREAT BASIN GOLD LTD COM                 COM            390124105     3,625   1,350,000 SH       SOLE           1,350,000 0    0
GROUPE CGI INC CL A SUB VTG              CL A SUB VTG   39945C109     5,835     496,905 SH       SOLE             496,905 0    0
IAMGOLD CORP COM                         COM            450913108     1,380     168,345 SH       SOLE             168,345 0    0
IMPERIAL OIL LTD COM NEW                 COM NEW        453038408    75,600   1,366,025 SH       SOLE           1,366,025 0    0
IVANHOE MINES LTD COM                    COM            46579N103    13,579   1,240,900 SH       SOLE           1,240,900 0    0
JOHNSON & JOHNSON COM                    COM            478160104    20,010     300,000 SH       SOLE             300,000 0    0
KINGSWAY FINL SVCS INC COM               COM            496904103     2,241     184,126 SH       SOLE             184,126 0    0
KINROSS GOLD CORP COM NO PAR             COM            496902404    72,667   3,919,013 SH       SOLE           3,919,013 0    0
LUNDIN MINING CORP COM                   COM            550372106     1,095     113,318 SH       SOLE             113,318 0    0
MAGNA INTL INC CL A                      CL A           559222401     3,161      38,904 SH       SOLE              38,904 0    0
MANULIFE FINL CORP COM                   COM            56501R106   396,314   9,641,055 SH       SOLE           9,641,055 0    0
MDS INC COM                              COM            55269P302       233      12,000 SH       SOLE              12,000 0    0
METHANEX CORP COM                        COM            59151K108     6,839     244,906 SH       SOLE             244,906 0    0
NEXEN INC COM                            COM            65334H102   227,807   7,004,112 SH       SOLE           7,004,112 0    0
NORTHGATE MINERALS CORP COM              COM            666416102     2,522     829,550 SH       SOLE             829,550 0    0
OPEN TEXT CORP COM                       COM            683715106     2,516      79,146 SH       SOLE              79,146 0    0
PAN AMERICAN SILVER CORP COM             COM            697900108    29,483     831,600 SH       SOLE             831,600 0    0
PENN WEST ENERGY TR TR UNIT              TR UNIT        707885109       624      23,840 SH       SOLE              23,840 0    0
PETRO-CDA COM                            COM            71644E102   185,679   3,441,386 SH       SOLE           3,441,386 0    0
POTASH CORP SASK INC COM                 COM            73755L107   425,227   2,924,752 SH       SOLE           2,924,752 0    0
PRECISION DRILLING TR TR UNIT            TR UNIT        740215108     5,122     335,000 SH       SOLE             335,000 0    0
PRIMEWEST ENERGY TR TR UNIT NEW          TR UNIT        741930309    19,628     719,594 SH       SOLE             719,594 0    0
RESEARCH IN MOTION LTD COM               COM            760975102   363,774   3,189,614 SH       SOLE           3,189,614 0    0
RIO TINTO PLC SPONSORED ADR              ADR            767204100    28,931      68,900 SH       SOLE              68,900 0    0
RITCHIE BROS AUCTIONEERS COM             COM            767744105    59,278     710,000 SH       SOLE             710,000 0    0
ROGERS COMMUNICATIONS INC CL B           CL B           775109200   219,785   4,821,396 SH       SOLE           4,821,396 0    0
ROYAL BK CDA MONTREAL QUE COM            COM            780087102   511,178   9,942,879 SH       SOLE           9,942,879 0    0
SHAW COMMUNICATIONS INC CL B CONV        CL B CONV      82028K200     2,468     103,030 SH       SOLE             103,030 0    0
SILVER WHEATON CORP COM                  COM            828336107     6,554     385,000 SH       SOLE             385,000 0    0
SPDR TR UNIT SER 1                       SER 1          78462F103   113,152     773,900 SH       SOLE             773,900 0    0
STANTEC INC COM                          COM            85472N109     4,445     112,800 SH       SOLE             112,800 0    0
STREETTRACKS GOLD TR GOLD SHS            TR UNIT        863307104    34,973     425,000 SH       SOLE             425,000 0    0
SUN LIFE FINL INC COM                    COM            866796105   182,695   3,236,552 SH       SOLE           3,236,552 0    0
SUNCOR ENERGY INC COM                    COM            867229106   428,058   3,914,996 SH       SOLE           3,914,996 0    0
TALISMAN ENERGY INC COM                  COM            87425E103   224,344  12,039,877 SH       SOLE          12,039,877 0    0
TANZANIAN ROYALTY EXPL CORP COM          COM            87600U104       125      18,600 SH       SOLE              18,600 0    0
TECK COMINCO LTD CL B                    CL B           878742204   108,042   3,009,630 SH       SOLE           3,009,630 0    0
TELUS CORP NON-VTG SHS                   NON-VTG SHS    87971M202     8,769     180,263 SH       SOLE             180,263 0    0
THOMPSON CREEK METALS CO INC COM ADDED   COM            884768102     6,393     371,600 SH       SOLE             371,600 0    0
THOMSON CORP COM                         COM            884903105   146,230   3,582,036 SH       SOLE           3,582,036 0    0
TIM HORTONS INC COM                      COM            88706M103    59,749   1,609,412 SH       SOLE           1,609,412 0    0
TORONTO DOMINION BK ONT COM NEW          COM NEW        891160509   401,330   5,699,104 SH       SOLE           5,699,104 0    0
TRANSALTA CORP COM                       COM            89346D107     2,181      64,533 SH       SOLE              64,533 0    0
TRANSCANADA CORP COM                     COM            89353D107   206,161   5,018,956 SH       SOLE           5,018,956 0    0
WARNER CHILCOTT LIMITED COM CL A         CL A           G9435N108    67,201   4,739,166 SH       SOLE           4,739,166 0    0
YAMANA GOLD INC COM                      COM            98462Y100   100,161   7,668,934 SH       SOLE           7,668,934 0    0
                                                                  8,073,919